SCHEDULE OF GEOGRAPHIC SEGMENTS (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 22,935,973	$ 6,438,346
Property, plant and equipment	3,122,333	3,394,670
Exploration and evaluation assets	39,583,472	31,823,982
Canada [Member]
IfrsStatementLineItems [Line Items]
Current assets	20,278,942	3,198,344
Property, plant and equipment	9,670	10,714
Barbados [Member]
IfrsStatementLineItems [Line Items]
Current assets	254,115	493,552
Botswana country [member]
IfrsStatementLineItems [Line Items]
Current assets	2,402,916	2,746,450
Property, plant and equipment	3,112,663	3,383,956
Exploration and evaluation assets	$ 39,583,472	$ 31,823,982